NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Antidilutive securities (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	8,760,848	572,621
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	128,174	288,621
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	2,269,000	284,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,363,674